Condensed Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Income	$ 193,942	$ 153,055	$ 139,430
Defined benefit pension plans (Notes 6 and 11):
Net actuarial gain (loss)	(32,701)	(14,118)	(18,922)
Amortization of prior service cost	828	828	828
Amortization of net actuarial loss	15,776	16,781	21,316
Regulatory adjustment	12,590	(3,462)	(3,500)
Net defined benefit pension plans	(3,507)	29	(278)
Forward-starting interest rate swaps:
Amounts reclassified into net income (Notes 6 and 14)	2,073	2,075	2,073
Net forward-starting interest rate swaps	2,073	2,075	2,073
Foreign currency translation adjustments	1,771	161	(1,954)
Total other comprehensive income (loss), net of tax	337	2,265	(159)
Comprehensive income	194,279	155,320	139,271
Comprehensive income attributable to noncontrolling interests	112	1,019	1,047
Comprehensive income	194,167	154,301	138,224
Southwest Gas Corporation [Member]
Net Income from continuing operations	156,818	119,423	111,625
Net Income	156,818	153,055	139,430
Defined benefit pension plans (Notes 6 and 11):
Net actuarial gain (loss)	(32,701)	(14,118)	(18,922)
Amortization of prior service cost	828	828	828
Amortization of net actuarial loss	15,776	16,781	21,316
Regulatory adjustment	12,590	(3,462)	(3,500)
Net defined benefit pension plans	(3,507)	29	(278)
Forward-starting interest rate swaps:
Amounts reclassified into net income (Notes 6 and 14)	2,073	2,075	2,073
Net forward-starting interest rate swaps	2,073	2,075	2,073
Total other comprehensive income (loss), net of tax	(1,434)	2,104	1,795
Comprehensive income	155,384	121,527	113,420
Discontinued operations-construction services, net income		32,618	26,692
Discontinued operations-construction services, foreign currency translation adjustments		161	(1,954)
Discontinued operations-construction services, comprehensive income		32,779	24,738
Discontinued operations-construction services, comprehensive income (loss) attributable to noncontrolling interests		5	(66)
Comprehensive income attributable to discontinued operations - construction services		32,774	24,804
Comprehensive income	$ 155,384	$ 154,301	$ 138,224